Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares		Jun. 30, 2026		May 18, 2026	Apr. 30, 2026	Dec. 31, 2025
Class A Common Stock
Common stock, shares authorized (in Shares)	[1]	112,500,000				112,500,000
Common stock, par value (in Dollars per share)		$ 0.04	[1]		$ 0.005	$ 0.4	[1]
Common stock, shares issued (in Shares)	[1]	231,129				178,980
Common stock, shares outstanding (in Shares)	[1]	231,129				178,980
Class B Common Stock
Common stock, par value (in Dollars per share)				$ 0.04	$ 0.0005

[1]	In April 2026, the Company’s shareholders approved a share capital reduction and reorganization by special resolution, which included a reduction of the par value of each issued Class A ordinary share and Class B ordinary share from $0.005 to $0.0005 per share and a corresponding reduction in the Company’s share capital. Following the share capital reduction and reorganization, the Company effected a 1-for-80 share consolidation on May 18, 2026, pursuant to which every 80 Class A ordinary shares and every 80 Class B ordinary shares were consolidated into one Class A ordinary share and one Class B ordinary share, respectively, each with a par value of $0.04 per share.